Summary of Significant Accounting Policies (Details Textual) - USD ($)		1 Months Ended			6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 04, 2018	Apr. 30, 2019	Oct. 29, 2018	Feb. 14, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent									21.00%	34.00%
Stockholders' Equity, Reverse Stock Split				1-for-3.333333
Cash, Uninsured Amount							$ 627,000		$ 1,450,000
Concentration Risk, Percentage		80.00%
Cash, FDIC Insured Amount							$ 198,000
Notes, Loans and Financing Receivable, Net, Current	$ 500,000
Outstanding Capital Stock Percentage			72.15%
Accretion (Amortization) of Discounts and Premiums, Investments	1,700,000
Notes, Loans and Financing Receivable, Gross, Current	$ 2,270,000
Cash Held With Foreign Banks									$ 583,000
Geographic Concentration Risk [Member]
Concentration Risk, Percentage					10.00%	10.00%			10.00%
Sales Revenue, Net [Member]
Concentration Risk, Percentage							10.00%	10.00%	10.00%
Accounts Receivable [Member]
Concentration Risk, Percentage							10.00%		10.00%
Software Development [Member]
Property, Plant and Equipment, Useful Life									5 years
Building [Member]
Property, Plant and Equipment, Useful Life									40 years
Molds [Member]
Property, Plant and Equipment, Useful Life									5 years
Maximum [Member] | Office Equipment [Member]
Property, Plant and Equipment, Useful Life									5 years
Maximum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life									7 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment, Useful Life									10 years
Maximum [Member] | Building Improvements [Member]
Property, Plant and Equipment, Useful Life									15 years
Maximum [Member] | Vehicles [Member]
Property, Plant and Equipment, Useful Life									7 years
Minimum [Member] | Office Equipment [Member]
Property, Plant and Equipment, Useful Life									3 years
Minimum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life									5 years
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment, Useful Life									6 years
Minimum [Member] | Building Improvements [Member]
Property, Plant and Equipment, Useful Life									10 years
Minimum [Member] | Vehicles [Member]
Property, Plant and Equipment, Useful Life									5 years